Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated Depreciation	$ (1,426.3)	$ (1,169.8)
Accumulated Amortization	$ (36.5)	$ 0
Common units issued	245,421,549	0
General partner interest, equivalent units.	1,594,974	0